UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200 Malvern, PA 19355

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
January 31, 2008

Shares		Value

Common Stock - 93.66%

Accident & Health Insurance - 2.24%
1,400	Assurant, Inc.	$ 90,692

Aircraft & Parts - 2.36%
1,700	Textron, Inc.	95,387

Computer & Office Equipment - 4.59%
1,800	Hewlett Packard Co.	78,696
1,000	International Buisness Machine Corp.	107,110
		185,806
Computer Storage Devices - 2.41%
4,800	Seagate Technology	97,296

Construction Machinery & Equipment - 1.83%
1,500	CNH Global NV	73,950

Crude Petroleum & Natural Gas - 4.30%
900	Appache Corp.	85,824
1,300	Occidental Petroleum Corp.	88,140
		173,964
Driling Oil & Gas Wells - 3.21%
1,400	Ensco International, Inc.	71,568
475	Transocean, Inc. *	58,068
		129,636
Electric & Other Services Combined - 2.81%
800	Consolidated Edison, Inc.	34,856
3,800	Xcel Energy, Inc.	78,850
		113,706
Electric Services - 1.11%
700	FPL Group, Inc.	45,045

Farm Machinery & Equipment - 2.16%
1,000	Deere & Co.	87,560

Fire, Marine & Casualty Insurance - 10.51%
1,800	Ace Ltd.	104,832
1,200	Allstate Corp.	59,064
1,800	Chubb Corp.	93,222
1,300	Safeco Corp.	69,381
2,050	Travelers Companies, Inc.	98,605
		425,104
Household Appliances - 2.53%
1,200	Whirlpool Corp.	102,348

Insurance Agents, Brokers & Services - 4.57%
1200	Hartford Financial Services Group, Inc.	96,600
1,500	Metlife, Inc.	88,320
		184,920
Life Insurance - 7.15%
2,700	Genworth Financial, Inc.	65,664
1,000	Lincoln National Corp.	54,190
1,000	Prudential Financial, Inc.	84,070
1,400	Torchmark Corp.	85,372
		289,296
Miscellaneous Fabricated Metal Products - 1.30%
775	Parker Hannifin Corp.	52,398

Motor Vehicle Parts & Accessories - 1.95%
1,000	Magna International, Inc.	78,800

National Commerical Banks - 2.81%
2,400	JP Morgan Chase & Co.	113,760

Petroleum Refining - 7.93%
1,200	Chevron Corp.	99,900
1,200	Conocophillips	96,132
500	Exxon Mobil Corp.	43,200
900	Hess Corp.	81,567
		320,799
Pharmaceutical Preparations - 2.03%
1,600	Lilly Eli & Co.	82,224

Plastics, Foil & Coated Paper Bags - 0.92%
1,000	Celenese	37,230

Railroads, Line Haul Operating - 6.53%
1,800	CSX Corp.	87,228
1,300	Norfolk Southern Corp.	70,707
850	Union Pacific Corp.	106,046
		263,981
Retail - Department Stores - 2.73%
4000	Macy's, Inc.	110,480

Retail - Eating Places - 1.59%
1,200	McDonalds Corp.	64,296

Retail - Family Clothing Stores - 0.96%
1,000	Nordstrom, Inc.	38,850

Security Brokers, Dealers & Flotation Companies - 1.97%
400	Goldman Sachs Group, Inc.	79,820

Services - Computer Programming, Data Processing, Etc. - 2.14%
4300	Electronic Data Systems Corp.	86,430

Surety Insurance - 0.94%
1,000	MBIA, Inc.	15,500
200	XL Capital Ltd.	22,500
		38,000
Telephone Communications - 2.00%
2,100	AT&T Corp.	80,829

Water Transportation - 2.09%
2,100	Royal Caribbean Cruises Ltd.	84,462

Wholesale - Durable Goods - 2.36%
1,200	Grainger W W, Inc.	95,256

Wholesale-Motor Vehicle Supplies & New Parts - 1.63%
1,500	Genuine Parts Co.	65,895

	Total Common Stock (Cost $3,701,639) - 93.66%	3,788,220

Exchange Traded Funds - 3.76%
2,100	Health Care Select Sector SPDR	70,770
3,500	Technology Select Sector SPDR	81,375

	Total Exchange Traded Funds (Cost $169,851) - 3.76%	152,145

Money Market Funds - 2.78%
112,561	Fidelity Institutional Money Market - 5.01%* (Cost $112,561)	112,561

	Total Investments (Cost $3,984,051) - 100.20%	4,052,926

	Liabilities in excess of other Assets - (0.20)%	(8,257)

	NET ASSETS - 100.00%	$ 4,044,669

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at January 31, 2008.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
January 31, 2008

1. SECURITY TRANSACTIONS
At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,984,051 amounted to $68,876 which consisted of aggregate gross unrealized appreciation of $339,750 and aggregate gross unrealized depreciation of $270,874.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, President

Date     March 25, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, President

Date    March 25, 2008

By    /s/ Gregory Getts

*

       Gregory Getts, Treasurer

Date    March 25, 2008

* Print the name and title of each signing officer under his or her signature.